Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 34,690	$ 35,127
United States
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,870	16,256
UK
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,909	13,848
Other locations
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,911	5,023
Within 1 year
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	141	146
From 2 to 5 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,026	638
From 6 to 10 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,283	13,257
From 11 to 20 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	2,093	3,858
No expiry
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	18,147	17,227
UBS AG
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	34,690	35,127
UBS AG | United States
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,870	16,256
UBS AG | UK
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,909	13,848
UBS AG | Other locations
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,911	5,023
UBS AG | Within 1 year
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	141	146
UBS AG | From 2 to 5 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,026	638
UBS AG | From 6 to 10 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,283	13,257
UBS AG | From 11 to 20 years
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	2,093	3,858
UBS AG | No expiry
Unrecognized Tax Loss Carry Forwards [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 18,147	$ 17,227